Investments in Group undertakings	12 Months Ended
Dec. 31, 2017
Investments in Group undertakings
Investments in Group undertakings

15 Investments in Group undertakings

Investments in Group undertakings are carried at cost less impairment. Movements during the year were as follows:

	Bank
	2017	2016
	£m	£m
At 1 January	6,931	6,554
Currency translation and other adjustments	2	(3)
Additional investments in Group undertakings	2,879	—
Acquisitions	738	307
Disposals	(166)	—
(Impairment)/write back of investments	(7,838)	73

At 31 December	2,546	6,931

The impairment in 2017 mainly relates to a dividend receipt of £3.9 billion from Ulster Bank Limited and a capital contribution of £2.5 billion in RBS Securities Inc that was impaired after it funded an RMBS settlement (Note 21).

The principal subsidiary undertakings of the Bank are shown below. Their capital consists of ordinary and preference shares which are unlisted.

All of the subsidiary undertakings are owned by the Bank, or directly or indirectly through intermediate holding companies. All of these subsidiaries are included in the Group’s consolidated financial statements and have an accounting reference date of 31 December.

	Nature of business	Country of incorporation and principal area of operations
Coutts & Company (1)	Private banking	Great Britain
RBS Securities Inc. (2)	Broker dealer	US
Ulster Bank Limited	Banking	Northern Ireland

Notes:

(1)	Coutts & Company is incorporated with unlimited liability. Its registered office is 440 Strand, London WC2R OQS.
(2)	RBS Securities Inc is classed as a disposal group at 31 December 2017. Shares are not directly held by the Bank.